Segment, revenue per product and services, geographic and major customer information	12 Months Ended
Dec. 31, 2014
Segment, revenue per product and services, geographic and major customer information

Note 20. Segment, revenue per product and services, geographic and major customer information

Through the year ended December 31, 2013, the Company’s operated in one reportable segment. Beginning in the first quarter of 2014, the Company manages its business in the segments Consumer and SMB, which reflects how the Company’s operations are managed, how operating performance within the Company is evaluated by senior management and the structure of its internal financial reporting. As a result, prior period presentations have been updated to conform to the segments currently being used by the Company’s management team to evaluate the operational performance of the Company.

Segment information

The Company has two segments, Consumer and SMB, which reflects how the Company’s operations are managed, how operating performance within the Company is evaluated by the Management Board and other senior management and the structure of its internal financial reporting.

The following table presents summarized information by segment and a reconciliation from consolidated segment operating income to consolidated operating income:

	Year ended December 31,
	2012	2013	2014
Revenue
Consumer	$310,031	$357,855	$315,611
SMB	45,935	49,258	58,462

Total Revenue	355,966	407,113	374,073

Segment operating income
Consumer	$141,434	$165,107	$157,785
SMB	8,568	13,504	2,255

Total segment operating income	150,002	178,611	160,040

Reconciliation to consolidated operating income
Global operating costs	$(37,983)	$(38,738)	$(39,959)
Share-based compensation	(16,183)	(8,927)	(12,376)
Acquisition amortization	(8,215)	(12,272)	(18,683)
Other adjustments	(7,213)	(8,574)	(9,684)

Consolidated operating income	$80,408	$110,099	$79,338

Other income (expense):
Interest income	$132	$90	$103
Interest and finance cost	(21,167)	(7,954)	(3,997)
Other, net	(1,904)	485	(1,431)

Other income and expense, net	(22,939)	(7,379)	(5,325)

Income before income taxes and loss from investment in equity affiliate	$57,469	$102,720	$74,013

The global operating costs include general and administrative and other corporate expenses that are managed on a global basis and that are not directly attributable to any segment. The other adjustments include charges associated with litigation settlements, acquisition related charges and charges associated with the rationalization of the Company’s global operations.

The CODM is not provided with nor reviews assets and capital expenditures on a segment basis for purposes of allocating resources or assessing performance, and accordingly such information is not provided

Revenue per product and services information

The following table represents revenue attributed to our products and services:

	Year Ended December 31,
	2012	2013	2014
Licenses(1)	$196,858	$245,965	$260,228
SaaS	—	4,874	21,353
Search	158,803	154,814	88,964
Other	305	1,460	3,528

	$355,966	$407,113	$374,073

(1)	Licenses include product license charges and ongoing subscription and support.

Geographic information

Revenues are attributed to countries based on the location of the Company’s channel partners as well as end-users of the Company. The following table represents revenue attributed to countries based on the location of the end-users:

	Year Ended December 31,
	2012	2013	2014
Revenue:
United States	$179,893	$202,012	$189,421
United Kingdom	56,012	56,220	53,353
The Netherlands	7,623	10,178	8,561
Other countries(1)	112,438	138,703	122,738

	$355,966	$407,113	$374,073

(1)	No individual country represented more than 10% of the respective totals.

The table below lists the Company’s property and equipment, net, by country.

	December 31,
	2013	2014
Long-lived assets:
Netherlands	$263	$332
Czech Republic	10,520	9,431
United States	2,405	6,462
Other countries(1)	2,106	1,775

	$15,294	$18,000

(1)	No individual country represented more than 10% of the respective totals.

Major customers

Revenues in financial years 2012, 2013 and 2014 included revenues derived from major customers were as follows (in percentages of total revenue):

	December 31,
	2012	2013	2014
Yahoo!	0	9%	15%
Google	44%	28%	9%

Accounts receivable balances with major customers were as follows (in percentage of total accounts receivable):
		December 31,
		2013	2014
Yahoo!		18%	21%
Google		19%	5%